Long-Term Investments (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Long-Term Investments (Textual)
Long-term investments			$ 71,757	$ 201,281
Net loss			(127,965)	(17,524)
Impairment loss, respectively, in operating expenses			123,062
Liujiayi Pet Technology (Beijing) Co., Ltd. [Member]
Long-Term Investments (Textual)
Business acquisition equity interests rate percentage	5.00%	5.00%
Cash consideration	$ 79,400
Liujiayi Pet Technology (Beijing) Co., Ltd. [Member] | RMB [Member]
Long-Term Investments (Textual)
Cash consideration | ¥		¥ 500,000
Shandong Tide Food Co., Ltd. [Member]
Long-Term Investments (Textual)
Business acquisition equity interests rate percentage						37.00%	37.00%
Long-term investments						$ 156,200
Net loss			$ 4,903	$ 17,524
Shandong Tide Food Co., Ltd. [Member] | RMB [Member]
Long-Term Investments (Textual)
Long-term investments | ¥							¥ 1,000,000